Classification of Expenses By Nature	12 Months Ended
Dec. 31, 2020
Expense By Nature [Abstract]
Classification of Expenses By Nature

14. Classification of Expenses by Nature

Details of classification of expenses by nature for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
		(In millions of Korean won)
Advertising expenses	~~W~~	30,084	~~W~~	14,948	~~W~~	17,263
Fees and commissions		230,412		249,210		195,173
Lease expenses		920		1,496		2,604
Outsourcing expenses		9,500		7,875		6,176
Salaries		32,340		26,935		23,137
Expenses related to defined contribution plans		2,030		1,807		1,546
Employee benefits		3,329		3,026		2,655
Depreciation		3,783		2,748		545
Amortization		1,137		905		868
Other expenses		2,944		3,214		2,915
Total	~~W~~	316,479	~~W~~	312,164	~~W~~	252,882